Average Annual Total Returns			12 Months Ended	44 Months Ended	60 Months Ended	72 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.29%		3.52%	3.56%
Performance Inception Date		Dec. 31, 2018
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.10%		2.21%	2.30%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.94%		2.22%	2.27%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			5.16%	3.17%
Performance Inception Date		Apr. 19, 2021
Bloomberg U.S. Universal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			2.04%		0.06%	1.54%
CPI + 200 Basis Points
Prospectus [Line Items]
Average Annual Return, Percent			4.98%		6.30%	5.98%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.